CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash at bank	$ 24,855	$ 36,707
Funds attributed to player deposit reserves	4,164	4,472
Total cash and cash equivalents	$ 29,019	$ 41,179	$ 66,082	$ 59,767